Segmented Information - Schedule of Company's Geographical Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Sales		$ 1,016,045	$ 1,065,053
Percentage of revenue derived from mineral stream interests located in geographic area		100.00%	100.00%
Mineral stream interest		$ 6,122,441	$ 5,707,019
Canada [member]
Disclosure of geographical areas [line items]
Sales		$ 60,163	$ 124,710
Percentage of revenue derived from mineral stream interests located in geographic area		6.00%	12.00%
Mineral stream interest		$ 1,209,961	$ 1,035,462
United States [member]
Disclosure of geographical areas [line items]
Sales		$ 35,337	$ 48,743
Percentage of revenue derived from mineral stream interests located in geographic area		3.00%	5.00%
Mineral stream interest		$ 433,108	$ 443,230
Mexico [member]
Disclosure of geographical areas [line items]
Sales		$ 200,146	$ 266,367
Percentage of revenue derived from mineral stream interests located in geographic area		20.00%	25.00%
Mineral stream interest		$ 541,209	$ 578,966
Greece [member]
Disclosure of geographical areas [line items]
Sales			$ 3,291
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Portugal [member]
Disclosure of geographical areas [line items]
Sales		$ 33,375	$ 25,728
Percentage of revenue derived from mineral stream interests located in geographic area		3.00%	2.00%
Mineral stream interest		$ 17,516	$ 18,366
Sweden [member]
Disclosure of geographical areas [line items]
Sales		$ 48,177	$ 41,613
Percentage of revenue derived from mineral stream interests located in geographic area		5.00%	4.00%
Mineral stream interest		$ 27,017	$ 29,108
UK [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%
Mineral stream interest		$ 20,198
Argentina / Chile [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area	[1]	0.00%	0.00%
Mineral stream interest	[1]	$ 253,514	$ 253,514
Argentina [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest		$ 10,889	$ 10,889
Chile [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest		$ 56,538	$ 56,536
Brazil [member]
Disclosure of geographical areas [line items]
Sales		$ 399,936	$ 296,145
Percentage of revenue derived from mineral stream interests located in geographic area		39.00%	28.00%
Mineral stream interest		$ 2,681,419	$ 2,383,263
Peru [member]
Disclosure of geographical areas [line items]
Sales		$ 233,442	$ 253,441
Percentage of revenue derived from mineral stream interests located in geographic area		23.00%	24.00%
Mineral stream interest		$ 779,372	$ 833,894
Ecuador [Member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest		$ 43,234	$ 13,852
Colombia [Member]
Disclosure of geographical areas [line items]
Sales		$ 5,469	$ 5,015
Percentage of revenue derived from mineral stream interests located in geographic area		1.00%	0.00%
Mineral stream interest		$ 48,466	$ 49,939
Gold interests [member]
Disclosure of geographical areas [line items]
Sales		644,131	529,698
Mineral stream interest		3,984,049	3,628,121
Gold interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		708,402	668,011
Gold interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		211,470	215,852
Gold interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest		144,719	155,863
Gold interests [member] | UK [member]
Disclosure of geographical areas [line items]
Mineral stream interest		20,198
Gold interests [member] | Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest		56,538	56,536
Gold interests [member] | Brazil [member]
Disclosure of geographical areas [line items]
Mineral stream interest		2,681,419	2,383,263
Gold interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest		80,265	95,584
Gold interests [member] | Ecuador [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		39,455	10,181
Gold interests [member] | Colombia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		41,583	42,831
Silver interests [member]
Disclosure of geographical areas [line items]
Sales		338,594	471,003
Mineral stream interest		1,557,458	1,485,085
Silver interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		141,292	450
Silver interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		971	566
Silver interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest		396,490	423,103
Silver interests [member] | Portugal [member]
Disclosure of geographical areas [line items]
Mineral stream interest		17,516	18,366
Silver interests [member] | Sweden [member]
Disclosure of geographical areas [line items]
Mineral stream interest		27,017	29,108
Silver interests [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	[1]	253,514	253,514
Silver interests [member] | Argentina [member]
Disclosure of geographical areas [line items]
Mineral stream interest		10,889	10,889
Silver interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest		699,107	738,310
Silver interests [member] | Ecuador [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		3,779	3,671
Silver interests [member] | Colombia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		6,883	7,108
Palladium interest [member]
Disclosure of geographical areas [line items]
Mineral stream interest		220,667	226,812
Palladium interest [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		220,667	226,812
Platinum Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest		9,451	9,428
Platinum Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		9,451	9,428
Cobalt Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest		350,816	357,573
Cobalt Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		$ 350,816	$ 357,573

[1]	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.